Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 28, 2013	Dec. 29, 2012
Current assets:
Cash and cash equivalents	$ 351.6	$ 235.4
Trade accounts receivable, less allowances of $31.6 and $44.8 at year-end 2013 and 2012, respectively	1,016.5	972.8
Inventories, net	494.1	473.3
Current deferred and refundable income taxes	103.4	129.1
Assets held for sale	1.3	472.2
Other current assets	124.9	128.9
Total current assets	2,091.8	2,411.7
Property, plant and equipment, net	922.5	1,015.5
Goodwill	751.1	764.4
Other intangibles resulting from business acquisitions, net	96.0	125.0
Non-current deferred income taxes	263.4	331.6
Other assets	485.8	457.1
Total assets	4,610.6	5,105.3
Current liabilities:
Short-term borrowings and current portion of long-term debt and capital leases	76.9	520.2
Accounts payable	889.5	804.3
Accrued payroll and employee benefits	224.1	202.8
Accrued trade rebates	79.6	71.4
Current deferred and payable income taxes	49.3	65.1
Liabilities held for sale		160.5
Other accrued liabilities	234.7	250.2
Total current liabilities	1,554.1	2,074.5
Long-term debt and capital leases	950.6	702.2
Long-term retirement benefits and other liabilities	476.4	607.2
Non-current deferred and payable income taxes	137.3	140.5
Commitments and contingencies (see Notes 7 and 8)
Shareholders' equity:
Common stock, $1 par value per share, authorized - 400,000,000 shares at year-end 2013 and 2012; issued - 124,126,624 shares at year-end 2013 and 2012; outstanding - 96,178,411 shares and 99,915,457 shares at year-end 2013 and 2012, respectively	124.1	124.1
Capital in excess of par value	812.3	801.8
Retained earnings	2,009.1	1,910.8
Treasury stock at cost, 27,948,213 shares and 24,211,167 shares at year-end 2013 and 2012, respectively	(1,172.2)	(977.8)
Accumulated other comprehensive loss	(281.1)	(278.0)
Total shareholders' equity	1,492.2	1,580.9
Total liabilities and shareholders' equity	$ 4,610.6	$ 5,105.3